DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 9,493,307	$ 1,301,138
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 9,493,307	$ 1,301,138